Stock-based Compensation	12 Months Ended
Dec. 31, 2024
Share-Based Payment Arrangement [Abstract]
Stock-based Compensation
9. Stock-based Compensation
The Company sponsors the Pulmatrix, Inc. Amended and Restated 2013 Employee, Director and Consultant Equity Incentive Plan (the “Incentive Plan”). As of December 31, 2024, the Incentive Plan provided for the grant of up to 818,936 shares of the Company’s common stock, of which 781,052 shares remained available for future grant. In addition, the Company sponsors two legacy plans under which no additional awards may be granted. As of December 31, 2024, the two legacy plans have no remaining options outstanding.
The following table summarizes stock option activity for the year ended December 31, 2024:

	Number of Options	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value
Outstanding — January 1, 2024	344,306	$20.92
Forfeited or expired	(310,260)	19.87
Outstanding — December 31, 2024	34,046	30.55	6.69	$35
Exercisable — December 31, 2024	26,142	38.16	6.36	$18

No stock options were granted during the year ended December 31, 2024.
The Company records stock-based compensation expense related to stock options based on their grant-date fair value. No options were granted during the year ended December 31, 2024.
During the year ended December 31, 2023, the Company used the Black-Scholes option-pricing model to estimate the fair value of stock option grants and to determine the related compensation expense. The assumptions used in calculating the fair value of stock-based payment awards represent management’s best estimates. The weighted-average grant-date fair value of options granted during the years ended December 31, 2023 was $3.27 per share. The weighted-average assumptions used in determining fair value of the stock options for the year ended December 31, 2023 are as follows:

Expected option life (years)	6.0
Risk-free interest rate	3.53%
Expected volatility	104.24%
Expected dividend yield	-%
%
The expected life of the Company’s options was determined using the simplified method as a result of limited historical data regarding the Company’s activity. The risk-free interest rate was obtained from U.S. Treasury rates for the expected life of the stock options. The Company’s expected volatility was based upon the historical volatility of the Company’s common stock. The dividend yield considers that the Company has not historically paid dividends and does not expect to pay dividends in the foreseeable future, other than the potential dividend in conjunction with the Merger.
As of December 31, 2024, there was an immaterial amount of unrecognized stock-based compensation expense related to unvested stock options granted under the Company’s stock award plans.
The following table presents total stock-based compensation expense for the years ended December 31, 2024 and 2023:

	Year Ended December 31,
	2024	2023
Research and development	$149	$243
General and administrative	362	711
Total stock-based compensation expense	$511	$954